Other Liabilities (Details Narrative)			12 Months Ended
	Jun. 29, 2016 AUD ($)	Feb. 17, 2016 AUD ($)	Jun. 30, 2018	Jun. 30, 2017 AUD ($)
Convertible Notes [Member]
Disclosure of financial liabilities [line items]
Convertible notes face value		$ 1,700,000
Repayment of convertible debt	$ 77,217			$ 902,117
Repayment of debt term			18 month
Issuance of new shares discount price (in percent)			0.10
Volume of weighted average price			5 Day Volume Weighted Average Price (VWAP) over the 20 trading days immediately prior to a repayment due date
Cash repayment with premium (in percent)			0.025
Repayment of debt in shares amount	$ 150,666
Equity Financing and Convertible Securities [Member] | Private Placement [Member] | Tranche 1 [Member]
Disclosure of financial liabilities [line items]
Convertible notes face value		100,000
Repayment of convertible debt		600,000
Financing charges		$ 78,000
Equity Financing and Convertible Securities [Member] | Private Placement [Member] | Tranche 2 [Member]
Disclosure of financial liabilities [line items]
Issuance of tranche description		45 days after issuance of the tranche 1, the Company has the right to call a second Tranche as per Tranche 1 terms.
Equity Financing and Convertible Securities [Member] | Private Placement [Member] | Tranche 3 [Member]
Disclosure of financial liabilities [line items]
Repayment of convertible debt		$ 339,000